Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share [Line Items]
Net income (loss)	$ 3,044,937	$ 830,819	$ 824,616	$ 5,964,104	$ 6,748,069
Accretion of temporary equity to redemption value		(21,520,679)	(21,520,679)
Dividend income from Trust Account	(3,389,364)	(1,059,469)	(1,059,469)	(6,739,277)	(7,721,518)
Net income including accretion of temporary equity to redemption value	(344,427)	(21,749,329)	(21,755,532)	(775,173)
Allocation of net loss					(22,494,128)
Redeemable shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share [Line Items]
Net income (loss)	$ 3,113,822	$ 10,078,216	$ 11,387,359	$ 6,119,138	$ 12,580,167
Basic weighted average shares outstanding (in Shares)	25,000,000	8,516,484	6,681,034	25,000,000	17,916,667
Diluted weighted average shares outstanding (in Shares)	25,000,000	8,516,484	6,681,034	25,000,000	17,916,667
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 1.18	$ 1.7	$ 0.24	$ 0.7
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 1.18	$ 1.7	$ 0.24	$ 0.7
Accretion of temporary equity to redemption value		$ 21,520,679	$ 21,520,679
Net income including accretion of temporary equity to redemption value	3,389,364	1,059,469	1,059,469	6,739,277
Allocation of net loss	(275,542)	(12,501,932)	(11,192,789)	(620,139)	$ 7,721,518
Non-redeemable shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share [Line Items]
Net income (loss)	$ (68,885)	$ (9,247,397)	$ (10,562,743)	$ (155,035)	$ (5,832,098)
Basic weighted average shares outstanding (in Shares)	6,250,000	6,299,451	6,304,957	6,250,000	6,271,250
Diluted weighted average shares outstanding (in Shares)	6,250,000	6,299,451	6,304,957	6,250,000	6,271,250
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.01)	$ (1.47)	$ (1.68)	$ (0.02)	$ (0.93)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.01)	$ (1.47)	$ (1.68)	$ (0.02)	$ (0.93)
Accretion of temporary equity to redemption value
Net income including accretion of temporary equity to redemption value
Allocation of net loss	$ (68,885)	$ (9,247,397)	$ (10,562,743)	$ (155,035)